Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net income (loss)	$ (10,549)	$ (11,017)
Foreign currency translation adjustments, net of tax	(114)	(32)
Comprehensive loss	$ (10,663)	$ (11,049)